UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NSL

Nuveen Senior Income Fund
Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 151.2% (97.5% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 135.4% (87.3% of Total Investments) (4)

	Aerospace & Defense – 2.8% (1.8% of Total Investments)

$1,829	B/E Aerospace, Inc., Term Loan B, First Lien	3.820%	12/16/21	BB+	$1,851,179
3,326	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	3,075,152
499	Transdigm, Inc., Extend Term Loan F	3.750%	6/07/23	Ba2	497,753
1,971	Transdigm, Inc., Term Loan E, First Lien	3.750%	5/14/22	Ba2	1,967,746
7,625	Total Aerospace & Defense				7,391,830

	Air Freight & Logistics – 1.0% (0.6% of Total Investments)

399	Americold Realty Operating Partnership, Term Loan B	5.750%	12/01/22	N/R	405,234
750	PAE Holding Corporation, Term Loan B	6.500%	10/14/22	B+	750,000
1,489	XPO Logistics, Inc., Term Loan B	4.250%	11/01/21	Ba1	1,500,493
2,638	Total Air Freight & Logistics				2,655,727

	Airlines – 2.2% (1.4% of Total Investments)

1,448	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	1,451,729
1,960	American Airlines, Inc., Term Loan B, First Lien	3.250%	10/08/21	BB+	1,964,549
2,425	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	2,431,441
5,833	Total Airlines				5,847,719

	Auto Components – 0.3% (0.2% of Total Investments)

750	Horizon Global Corporation, Term Loan B	7.000%	6/30/21	B	752,812

	Automobiles – 2.2% (1.4% of Total Investments)

1,430	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	1,432,890
3,341	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	3,353,437
1,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,007,500
5,771	Total Automobiles				5,793,827

	Building Products – 1.0% (0.6% of Total Investments)

1,171	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,154,934
1,418	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	1,425,235
2,589	Total Building Products				2,580,169

	Chemicals – 2.2% (1.4% of Total Investments)

597	Avantor Performance Materials, Term Loan	6.000%	6/21/22	B1	601,039
1,522	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,526,475
331	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	332,721
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	1,609,921
744	OM Group, Inc., Term Loan, First Lien	7.000%	10/28/21	Ba3	747,166
1,153	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	1,155,149
5,942	Total Chemicals				5,972,471

	Commercial Services & Supplies – 4.1% (2.6% of Total Investments)

495	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	477,628
794	CCS Income Trust, Term Loan, First Lien	7.500%	5/15/18	Caa3	788,594
130	Education Management LLC, Tranche A, Term Loan, (5)	5.500%	7/02/20	N/R	36,342
244	Education Management LLC, Tranche B, Term Loan, (5)	8.500%	7/02/20	N/R	13,405
750	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.000%	10/07/23	B–	755,156
2,266	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,102,116
250	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	189,375
995	KAR Auction Services, Inc., Term Loan B3, First Lien	4.375%	3/09/23	BB–	1,007,852
1,750	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	1,741,250
1,197	Protection One, Inc., Term Loan B	4.750%	5/02/22	BB–	1,206,875

NUVEEN	1

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$1,489	Protection One, Inc., Term Loan, First Lien	4.750%	7/01/21	Ba2	$1,501,529
993	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B+	993,741
11,353	Total Commercial Services & Supplies				10,813,863

	Communications Equipment – 1.6% (1.0% of Total Investments)

3,163	Avaya, Inc., Term Loan B3	5.390%	10/26/17	B2	2,808,134
326	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	280,587
114	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	94,503
21	Commscope, Inc., Term Loan B, First Lien	3.250%	12/29/22	Ba1	20,764
976	Riverbed Technology, Inc., Term Loan B	5.000%	4/24/22	B1	984,481
4,600	Total Communications Equipment				4,188,469

	Consumer Finance – 2.1% (1.4% of Total Investments)

1,500	First Data Corporation, Term Loan B	4.274%	7/08/22	BB	1,512,291
4,071	First Data Corporation, Term Loan, First Lien	3.524%	3/24/21	BB	4,097,934
5,571	Total Consumer Finance				5,610,225

	Containers & Packaging – 0.8% (0.5% of Total Investments)

857	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	BB	860,780
1,225	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,234,698
2,082	Total Containers & Packaging				2,095,478

	Diversified Consumer Services – 3.8% (2.5% of Total Investments)

3,277	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	3,218,567
633	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	629,747
256	Hilton Hotels Corporation, Series B1, Term Loan	3.500%	10/26/20	BBB	257,162
2,614	Hilton Hotels Corporation, Series B2, Term Loan	3.029%	10/25/23	BBB	2,631,472
1,481	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	B+	1,467,671
107	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	106,658
1,799	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	1,807,274
10,167	Total Diversified Consumer Services				10,118,551

	Diversified Financial Services – 1.7% (1.1% of Total Investments)

1,095	MGM Growth Properties, Term Loan B	3.500%	4/25/23	N/R	1,098,091
987	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	B+	988,517
2,412	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	2,409,882
4,494	Total Diversified Financial Services				4,496,490

	Diversified Telecommunication Services – 5.1% (3.3% of Total Investments)

750	DTI Holdings, Inc., Term Loan B, First Lien	6.250%	10/02/23	B	744,375
1,856	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.040%	3/31/21	BB	1,841,793
847	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	846,734
2,584	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan, (DD1)	3.750%	6/30/19	B1	2,476,152
1,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB+	1,677,500
1,000	Verizon Communications, Inc., Term Loan	1.784%	7/31/19	N/R	1,001,042
5,000	Ziggo N.V., Term Loan D, First Lien	3.535%	8/31/24	BB–	5,006,250
13,704	Total Diversified Telecommunication Services				13,593,846

	Electric Utilities – 2.1% (1.3% of Total Investments)

485	EFS Cogen Holdings LLC, Term Loan B	5.250%	6/28/23	BB	490,549
3,000	Energy Future Intermediate Holding Company, DIP Term Loan	4.250%	6/30/17	N/R	3,019,374
1,629	Texas Competitive Electric Holdings LLC, DIP Term Loan B, First Lien	5.000%	8/04/23	N/R	1,643,160
371	Texas Competitive Electric Holdings LLC, DIP Term Loan C, First Lien	5.000%	8/04/23	N/R	374,756
5,485	Total Electric Utilities				5,527,839

	Electronic Equipment, Instruments & Components – 1.5% (1.0% of Total Investments)

1,431	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	1,223,648
1,668	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	1,678,884

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Electronic Equipment, Instruments & Components (continued)

$1,145	Zebra Technologies Corporation, Term Loan B	4.089%	10/27/21	BB+	$1,158,746
4,244	Total Electronic Equipment, Instruments & Components				4,061,278

	Energy Equipment & Services – 0.7% (0.5% of Total Investments)

1,619	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	832,487
313	Dynamic Energy Services International LLC, Term Loan	11.005%	3/06/18	N/R	220,441
925	Seventy Seven Operating LLC, Term Loan B, (DD1)	3.887%	6/25/20	B	857,755
2,857	Total Energy Equipment & Services				1,910,683

	Equity Real Estate Investment Trusts – 3.2% (2.1% of Total Investments)

5,413	Communications Sales & Leasing, Inc., Term Loan B, First Lien	4.500%	10/24/22	BB+	5,323,419
1,009	Realogy Corporation, Term Loan B, First Lien	3.750%	7/20/22	BB+	1,017,018
2,430	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	2,287,512
8,852	Total Equity Real Estate Investment Trusts				8,627,949

	Food & Staples Retailing – 7.5% (4.9% of Total Investments)

11,297	Albertson’s LLC, Repriced Term Loan B4	4.500%	8/25/21	BB	11,389,976
2,087	Albertson’s LLC, Term Loan B6	4.750%	6/22/23	BB	2,109,923
2,275	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	2,279,844
1,990	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,002,416
1,375	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,380,328
904	Supervalu, Inc., New Term Loan	5.500%	3/21/19	BB	907,470
19,928	Total Food & Staples Retailing				20,069,957

	Food Products – 4.7% (3.0% of Total Investments)

978	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	979,602
2,082	Jacobs Douwe Egberts, Term Loan B	3.250%	7/27/22	BB	2,047,463
2,121	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	2,152,561
4,906	US Foods, Inc., Term Loan B	4.000%	6/27/23	B+	4,942,095
2,605	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	2,268,838
12,692	Total Food Products				12,390,559

	Health Care Equipment & Supplies – 3.7% (2.4% of Total Investments)

3,075	Acelity, Term Loan F	5.000%	8/03/18	Ba3	3,097,543
577	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	576,859
438	ConvaTec, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba3	439,909
993	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	980,590
3,157	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	2,943,651
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	865,652
856	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	856,167
10,069	Total Health Care Equipment & Supplies				9,760,371

	Health Care Providers & Services – 5.8% (3.7% of Total Investments)

5	Community Health Systems, Inc., Term Loan F	4.083%	12/31/18	BB–	4,902
520	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	496,109
1,041	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	989,356
2,273	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	2,279,169
2,089	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	2,084,045
982	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	782,690
1,700	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,703,115
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	490,000
437	Kindred Healthcare, Inc., Term Loan B, First Lien	4.250%	4/09/21	BB–	437,742
1,942	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	1,236,581
957	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	968,971
588	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B1	589,553
1,163	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	1,095,346
740	Select Medical Corporation, Term Loan E, First Lien	6.000%	6/01/18	Ba2	743,108
962	Select Medical Corporation, Term Loan F, First Lien	6.005%	3/03/21	Ba2	969,056
440	Vizient, Inc., Term Loan B	5.000%	2/11/23	B+	443,914
16,339	Total Health Care Providers & Services				15,313,657

NUVEEN	3

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Technology – 0.5% (0.3% of Total Investments)

$1,312	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	$1,320,718

	Hotels, Restaurants & Leisure – 6.5% (4.2% of Total Investments)

3,526	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	3,546,631
2,182	CCM Merger, Inc., Term Loan B	4.000%	8/09/21	BB–	2,169,841
1,826	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	1,840,182
1,559	Intrawest Resorts Holdings, Inc., Initial Term Loan	4.500%	12/09/20	N/R	1,549,456
1,481	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	1,484,556
1,945	Scientific Games Corporation, Term Loan	6.000%	10/18/20	Ba3	1,957,851
1,967	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	Ba3	1,977,300
900	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.088%	5/14/20	BB–	888,441
1,744	Station Casino LLC, Term Loan B	3.750%	6/08/23	BB	1,752,836
17,130	Total Hotels, Restaurants & Leisure				17,167,094

	Household Products – 0.5% (0.3% of Total Investments)

1,000	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.250%	9/07/23	Ba3	1,003,594
319	Serta Simmons Holdings LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	B1	318,725
1,319	Total Household Products				1,322,319

	Independent Power & Renewable Electricity Producers – 0.8% (0.5% of Total Investments)

2,000	Dynegy, Inc., Term Loan B	5.000%	6/27/23	BB	2,013,472

	Industrial Conglomerates – 0.5% (0.3% of Total Investments)

1,357	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B	1,343,339

	Insurance – 2.2% (1.5% of Total Investments)

2,310	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.753%	8/12/22	B	2,314,924
993	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	999,542
2,670	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	2,670,965
5,973	Total Insurance				5,985,431

	Internet and Direct Marketing Retail – 1.1% (0.7% of Total Investments)

2,884	Travelport LLC, Term Loan B	5.000%	9/02/21	B+	2,903,754

	Internet Software & Services – 3.1% (2.0% of Total Investments)

1,000	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/14/23	B1	1,003,625
500	Ancestry.com, Inc., Term Loan B, Second Lien	9.250%	10/14/24	CCC+	508,750
1,250	Rackspace Hosting, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB+	1,258,817
600	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	603,595
403	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba2	405,695
116	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	116,271
1,009	SkillSoft Corporation, Term Loan, Second Lien	9.337%	4/28/22	CCC	691,410
3,283	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	3,288,107
375	Vertafore, Inc., Term Loan, First Lien	4.750%	6/30/23	B2	376,904
8,536	Total Internet Software & Services				8,253,174

	IT Services – 1.5% (1.0% of Total Investments)

2,007	EIG Investors Corp., Term Loan	6.480%	11/09/19	B1	1,960,381
706	Engility Corporation, Term Loan B2	5.773%	8/14/23	BB–	715,257
198	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	198,488
748	WEX, Inc., Term Loan B	4.250%	6/30/23	BB–	757,477
451	Zayo Group LLC, Term Loan B	3.750%	5/06/21	Ba2	453,351
4,110	Total IT Services				4,084,954

	Leisure Products – 1.6% (1.0% of Total Investments)

1,359	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,335,642
1,295	Academy, Ltd., Term Loan B	5.000%	7/01/22	B2	1,258,669
1,158	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,167,532
500	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	504,062
4,312	Total Leisure Products				4,265,905

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Life Sciences Tools & Services – 0.2% (0.1% of Total Investments)

$500	Inventiv Health, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	$500,581

	Machinery – 0.6% (0.4% of Total Investments)

468	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	469,517
1,200	Safway Group Holdings LLC, Initial Term Loan, First Lien, (DD1)	5.750%	8/21/23	B+	1,205,000
1,668	Total Machinery				1,674,517

	Marine – 0.3% (0.2% of Total Investments)

731	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	711,141

	Media – 13.9% (8.9% of Total Investments)

1,275	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	1,264,126
773	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	733,626
639	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	586,625
990	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	964,689
1,466	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,328,789
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	722,500
3,465	Cequel Communications LLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	3,481,878
2,985	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/24/23	BBB	3,006,558
2,111	Clear Channel Communications, Inc., Term Loan E	8.034%	7/30/19	Caa1	1,616,521
1,500	Clear Channel Communications, Inc., Tranche D, Term Loan	7.284%	1/30/19	Caa1	1,142,812
5,555	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	3,860,879
1,671	Emerald Expositions Holdings, Inc., Term Loan, First Lien, (DD1)	4.750%	6/17/20	BB–	1,679,703
1,077	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	914,006
445	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	448,322
978	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	984,093
1,000	Lions Gate Entertainment Corporation, Term Loan B, (WI/DD)	TBD	TBD	BB–	1,002,917
750	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	Ba3	764,062
1,000	LSC Communications, Term Loan	7.000%	9/30/22	B	995,000
1,496	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	1,500,739
164	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	164,484
1,836	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	1,845,874
993	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	994,485
1,633	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B	1,591,022
3,770	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	BB–	3,780,537
992	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/19/23	Ba3	990,371
181	Yell Group PLC, PIK Term Loan B2, First Lien	10.000%	9/07/65	N/R	318,981
218	Yell Group PLC, Term Loan A2, First Lien	8.000%	9/07/21	N/R	219,067
39,963	Total Media				36,902,666

	Metals & Mining – 1.3% (0.9% of Total Investments)

854	Fairmount Minerals, Ltd., Term Loan B1, First Lien, (DD1)	4.500%	9/05/19	Caa1	807,419
905	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.500%	9/05/19	B–	862,670
907	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	906,944
998	Zekelman Industries, Term Loan B	6.000%	6/14/21	BB–	1,008,722
3,664	Total Metals & Mining				3,585,755

	Mortgage Real Estate Investment Trusts – 0.2% (0.1% of Total Investments)

564	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	565,282

	Multiline Retail – 1.7% (1.1% of Total Investments)

985	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	B+	986,533
1,493	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	1,351,245
601	Dollar Tree, Inc., Term Loan B, First Lien	3.063%	7/06/22	BBB	607,899
830	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	841,018
691	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	688,291
4,600	Total Multiline Retail				4,474,986

	Oil, Gas & Consumable Fuels – 3.7% (2.4% of Total Investments)

494	California Resources Corporation, Term Loan A, First Lien, (WI/DD)	TBD	TBD	B1	476,677
920	C&J Holding Co., Term Loan B2, (5)	0.000%	3/24/22	N/R	845,634

NUVEEN	5

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$333	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	$313,039
115	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	63,008
1,363	EP Energy LLC, Term Loan B	9.750%	6/30/21	B–	1,396,763
1,664	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	1,534,618
944	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	8.000%	8/31/20	B2	828,293
505	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	303,269
805	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	N/R	650,270
1,744	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	1,290,638
1,333	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	C	1,187,223
1,827	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	1,036,973
25	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	21,118
12,072	Total Oil, Gas & Consumable Fuels				9,947,523

	Pharmaceuticals – 3.8% (2.5% of Total Investments)

765	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.250%	10/21/21	B2	690,627
978	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	979,028
3,264	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.250%	8/18/22	B1	3,266,737
2,322	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	2,337,610
962	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.250%	8/05/20	BB	962,265
1,883	Valeant Pharmaceuticals International, Inc., Series F1, Tranche B Term Loan	5.500%	4/01/22	BB–	1,885,161
10,174	Total Pharmaceuticals				10,121,428

	Professional Services – 0.4% (0.3% of Total Investments)

1,150	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	1,130,573

	Real Estate Management & Development – 0.7% (0.5% of Total Investments)

1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,877,981

	Road & Rail – 0.3% (0.2% of Total Investments)

993	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	897,386

	Semiconductors & Semiconductor Equipment – 5.6% (3.6% of Total Investments)

7,759	Avago Technologies, Term Loan B3	3.535%	2/01/23	BBB	7,848,992
646	Cypress Semiconductor Corp, Term Loan B	6.500%	7/05/21	BB–	653,475
998	Micron Technology, Inc., Term Loan B	4.634%	4/26/22	BBB–	1,008,971
1,191	Microsemi Corporation, Term Loan B, First Lien	3.750%	1/15/23	BB	1,202,801
956	NXP Semiconductor LLC, Term Loan D	3.338%	1/11/20	Baa2	961,518
1,066	NXP Semiconductor LLC, Term Loan F	3.405%	12/07/20	Baa2	1,071,316
2,250	On Semiconductor Corp., Term Loan B, First Lien	3.777%	3/31/23	Ba1	2,265,669
14,866	Total Semiconductors & Semiconductor Equipment				15,012,742

	Software – 10.8% (7.0% of Total Investments)

1,164	Blackboard, Inc., Term Loan B4	6.000%	6/30/21	B1	1,156,252
2,064	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	2,039,232
928	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	932,115
750	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	731,250
2,412	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	2,417,920
1,722	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B2	1,727,081
1,032	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	1,034,838
5,783	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	BB	5,775,981
990	Informatica Corp., Term Loan B	4.500%	8/05/22	B	974,284
1,000	Kronos Incorporated, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	1,005,547
781	Micro Focus International PLC, Term Loan B	4.500%	11/19/21	BB–	784,643
1,148	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,153,545
3,360	Misys PLC, Term Loan B, First Lien	6.500%	12/12/18	B+	3,369,786
692	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	691,324
1,000	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	1,002,344
1,244	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	1,254,566

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software (continued)

$151	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	$152,680
1,500	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	1,508,437
1,000	Vertiv Co., Term Loan B, (WI/DD)	TBD	TBD	Ba3	998,125
28,721	Total Software				28,709,950

	Specialty Retail – 2.4% (1.5% of Total Investments)

996	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B	969,301
1,250	Jo-Ann Stores, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	1,247,396
2,830	Petco Animal Supplies, Inc., Term Loan B1	5.000%	1/26/23	B	2,859,750
1,300	Petsmart Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB–	1,304,063
6,376	Total Specialty Retail				6,380,510

	Technology Hardware, Storage & Peripherals – 6.4% (4.1% of Total Investments)

3,000	Dell International LLC, Term Loan A2, First Lien	2.790%	6/02/21	BBB–	2,978,439
1,500	Dell International LLC, Term Loan A3, First Lien	2.540%	12/31/18	BBB–	1,500,703
7,363	Dell International LLC, Term Loan B	4.000%	9/07/23	BBB–	7,423,208
1,000	Dell Software Group, Term Loan B, (WI/DD)	TBD	TBD	B1	999,107
3,990	Western Digital, Inc., Term Loan B1	4.500%	4/29/23	BBB–	4,041,124
16,853	Total Technology Hardware, Storage & Peripherals				16,942,581

	Textiles, Apparel & Luxury Goods – 0.9% (0.6% of Total Investments)

750	G-III Apparel Group, Term Loan B, (WI/DD)	TBD	TBD	BB+	744,610
1,171	Gymboree Corporation, Term Loan, (DD1)	5.000%	2/23/18	CCC+	750,593
1,030	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	B2	794,840
2,951	Total Textiles, Apparel & Luxury Goods				2,290,043

	Trading Companies & Distributors – 1.5% (0.9% of Total Investments)

3,075	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	3,088,407
827	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	809,297
3,902	Total Trading Companies & Distributors				3,897,704

	Transportation Infrastructure – 0.4% (0.3% of Total Investments)

66	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	52,676
382	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	305,519
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	297,137
527	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	421,406
1,346	Total Transportation Infrastructure				1,076,738

	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)

776	Asurion LLC, Term Loan B1	5.000%	5/24/19	B+	778,190
849	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	B+	853,960
606	Asurion, LLC, Term Loan B5	4.750%	10/28/23	B+	602,440
205	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	206,178
1,174	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.000%	4/23/19	B+	1,079,491
652	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B+	599,689
1,000	UPC Financing Partnership, Term Loan, First Lien	4.080%	8/31/24	BB	1,006,375
5,262	Total Wireless Telecommunication Services				5,126,323
$370,735	Total Variable Rate Senior Loan Interests (cost $365,746,210)				360,060,340

Shares	Description (1)				Value

	COMMON STOCKS – 1.7% (1.1% of Total Investments)

	Banks – 0.8% (0.5% of Total Investments)

30,025	BLB Worldwide Holdings Inc., (6)				$2,131,775

	Diversified Consumer Services – 0.4% (0.3% of Total Investments)

53,514	Cengage Learning Holdings II LP, (6), (7)				1,043,523

NUVEEN	7

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Shares	Description (1)				Value

	Diversified Consumer Services (continued)

1,562,493	Education Management Corporation, (6), (7)				$156
	Total Diversified Consumer Services				1,043,679

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

1,961	Vantage Drill International, (6), (7)				165,705

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

58,830	Millennium Health LLC, (6)				110,306

	Media – 0.4% (0.3% of Total Investments)

434	Cumulus Media, Inc., (6)				599
274,431	Hibu PLC, (6), (8)				—
6,268	Metro-Goldwyn-Mayer, (6), (7)				513,976
18,422	Tribune Media Company				600,557
14,825	Tribune Media Company, (8)				—
4,605	Tronc, Inc., (6)				55,398
	Total Media				1,170,530

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

54	Energy and Exploration Partners, Inc., (6), (7)				18,900
27	Southcross Holdings Borrower LP, (6)				9,518
	Total Oil, Gas & Consumable Fuels				28,418

	Software – 0.0% (0.0% of Total Investments)

291,294	Eagle Topco LP, (6), (8)				—
	Total Common Stocks (cost $7,774,302)				4,650,413

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

1,738	Education Management Corporation, (7)	7.500%		N/R	$3,476
	Total $25 Par (or similar) Retail Preferred (cost $4,219)				3,476

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 14.1% (9.1% of Total Investments)

	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)

$1,233	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,208,340

	Communications Equipment – 0.4% (0.3% of Total Investments)

115	Avaya Inc., 144A	7.000%	4/01/19	B2	93,438
2,895	Avaya Inc., 144A	10.500%	3/01/21	CCC–	955,350
3,010	Total Communications Equipment				1,048,788

	Containers & Packaging – 0.3% (0.2% of Total Investments)

776	Reynolds Group	9.875%	8/15/19	B–	795,400

	Diversified Telecommunication Services – 1.7% (1.1% of Total Investments)

1,495	Frontier Communications Corporation	6.250%	9/15/21	BB	1,420,250
1,125	Frontier Communications Corporation	6.875%	1/15/25	BB	942,187
215	IntelSat Limited	6.750%	6/01/18	CC	147,275
3,050	IntelSat Limited	7.750%	6/01/21	CC	991,250
2,650	IntelSat Limited	8.125%	6/01/23	CC	874,500
8,535	Total Diversified Telecommunication Services				4,375,462

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Equity Real Estate Investment Trusts – 0.3% (0.2% of Total Investments)

$750	iStar Inc.	4.000%	11/01/17	B+	$750,937

	Health Care Equipment & Supplies – 2.3% (1.5% of Total Investments)

3,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,710,000
1,100	Tenet Healthcare Corporation	8.125%	4/01/22	B–	1,075,250
1,560	Tenet Healthcare Corporation	6.750%	6/15/23	B–	1,431,300
6,160	Total Health Care Equipment & Supplies				6,216,550

	Health Care Providers & Services – 0.2% (0.1% of Total Investments)

600	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	571,500

	Hotels, Restaurants & Leisure – 0.7% (0.5% of Total Investments)

2,150	Scientific Games International Inc.	10.000%	12/01/22	B–	1,978,000

	Media – 3.4% (2.2% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	3.579%	7/23/20	BBB	103,697
1,524	Clear Channel Communications, Inc.	10.000%	1/15/18	CC	1,082,040
2,872	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	2,179,130
6,532	Clear Channel Communications, Inc., PIK	14.000%	2/01/21	CC	2,482,298
3,050	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	2,180,750
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,006,875
15,078	Total Media				9,034,790

	Oil, Gas & Consumable Fuels – 1.3% (0.8% of Total Investments)

1,240	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	840,100
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	331,000
400	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	313,000
1,800	FTS International Inc., 144A	8.134%	6/15/20	B	1,741,541
300	Gastar Exploration Inc.	8.625%	5/15/18	Caa3	271,500
4,140	Total Oil, Gas & Consumable Fuels				3,497,141

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

761	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	804,758

	Software – 0.7% (0.4% of Total Investments)

1,330	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,216,950
700	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	640,500
2,030	Total Software				1,857,450

	Wireless Telecommunication Services – 2.0% (1.3% of Total Investments)

1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	1,052,500
500	Sprint Corporation	7.875%	9/15/23	B+	493,750
2,000	Sprint Corporation	7.125%	6/15/24	B+	1,905,000
1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,822,188
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	78,563
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	80,100
5,400	Total Wireless Telecommunication Services				5,432,101
$50,623	Total Corporate Bonds (cost $47,741,300)				37,571,217
	Total Long-Term Investments (cost $421,266,031)				402,285,446

NUVEEN	9

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.9% (2.5% of Total Investments)

	REPURCHASE AGREEMENTS – 3.9% (2.5% of Total Investments)

$10,468	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $10,468,260, collateralized by $7,760,000 U.S. Treasury Bonds, 5.250%, due 11/15/28, value $10,679,700	0.030%	11/01/16	$10,468,251
	Total Short-Term Investments (cost $10,468,251)			10,468,251
	Total Investments (cost $431,734,282) – 155.1%			412,753,697
	Borrowings – (39.1)% (9), (10)			(104,000,000)
	Term Preferred Shares, at Liquidation Preference – (16.2)% (11)			(43,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Preference – (16.9)% (12)			(45,000,000)
	Other Assets Less Liabilities – 17.1% (13)			45,389,010
	Net Assets Applicable to Common Shares – 100%			$266,142,707

Investments in Derivatives as of October 31, 2016

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annu alized)		Fixed Rate Payment Frequency	Effective Date	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$43,000,000	Pay	1-Month USD-LIBOR-ICE	2.000	% (14)	Monthly	10/31/16	11/01/21	(15)	$13,527

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$360,060,340	$—		$360,060,340
Common Stocks	2,908,153	1,742,260	—	*	4,650,413
$25 Par (or similar) Retail Preferred	—	3,476	—		3,476
Corporate Bonds	—	37,571,217	—		37,571,217

Short-Term Investments
Repurchase Agreements	—	10,468,251	—		10,468,251

Investment in Derivatives
Interest Rate Swaps**	—	13,527	—		13,527
Total	$2,908,153	$409,859,071	$—		$412,767,224
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2016, the cost of investments (excluding investments in derivatives) was $431,934,183.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$8,491,377
Depreciation	(27,671,863)
Net unrealized appreciation (depreciation) of investments	$(19,180,486)

NUVEEN	11

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Borrowings as a percentage of Total Investments is 25.2%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 10.4%.

(12)	Variable Rate Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 10.9%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(14)	Effective November 1, 2019, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

12	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Senior Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016